Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following schedule presents segment information about the Company’s operations and identifiable assets for the years ended December 31, 2017, 2016 and 2015 (in thousands).

December 31, 2017	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$—	$67,825	$94,380	$—	$162,205
Voyage expenses	—	300	129	—	429
Vessel operating cost	(117)	35,336	51,445	—	86,664
Charterhire expense	—	4,417	975	—	5,392
Vessel depreciation	—	18,713	29,797	—	48,510
General and administrative expenses	3	1,916	3,389	23,773	29,081
Loss / write down on assets held for sale	—	17,701	—	—	17,701
Interest income	—	—	—	1,100	1,100
Foreign exchange gain	—	—	—	(292)	(292)
Financial expense, net	—	—	—	(34,962)	(34,962)
Segment loss	$114	$(10,558)	$8,645	$(57,927)	$(59,726)

December 31, 2016	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$—	$31,684	$46,718	$—	$78,402
Voyage expenses	—	(81)	36	—	(45)
Vessel operating cost	—	27,083	41,749	—	68,832
Charterhire expense	—	12,323	5,033	—	17,356
Charterhire termination	—	2,500	7,500	—	10,000
Vessel depreciation	—	14,522	22,040	—	36,562
General and administrative expenses	380	1,718	2,725	29,172	33,995
Loss / write down on assets held for sale	1,006	11,557	(130)	—	12,433
Interest income	—	—		933	933
Foreign exchange gain	—	—		(116)	(116)
Financial expense, net	—	—		(24,921)	(24,921)
Segment loss	$(1,386)	$(37,938)	$(32,235)	$(53,276)	$(124,835)
During 2016, the Company recorded a $10.0 million charge to terminate four time charter-in contracts. Terminating these contracts reduced the Company’s cash outflow and had a positive impact on the Company’s future operating results as the contracts were at above current market rates.

December 31, 2015	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$9,038	$26,712	$26,771	$—	$62,521
Voyage expenses	280	331	176	—	787
Vessel operating cost	5,089	9,986	14,297	—	29,372
Charterhire expense	—	29,509	21,880	—	51,389
Vessel depreciation	3,623	4,536	6,104	—	14,263
General and administrative expenses	275	498	713	33,896	35,382
Loss / write down on assets held for sale	408,318	8,997	5,622	—	422,937
Interest income	—	—		356	356
Foreign exchange loss				(12)	(12)
Financial expense, net	—	—	—	(19,524)	(19,524)
Segment loss	$(408,547)	$(27,145)	$(22,021)	$(53,076)	$(510,789)
Interest income that was previously reflected in the Ultramax segment at December 31, 2015 was reallocated to the Corporate segment. Foreign exchange loss previously reflected in the Capesize, Kamsarmax, and Ultramax segments at December 31, 2015 have been reallocated to the Corporate segment.
Identifiable assets, classified by the segment by which the Company operates, are as follows:

Identifiable assets
	December 31, 2017	December 31, 2016
Held by vessel owning subsidiaries or allocated to segments:
Capesize	$23	$643
Kamsarmax	549,444	600,578
Ultramax	1,028,798	847,016
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	59,278	88,311
Other	5,867	10,609
Total identifiable assets	$1,643,410	$1,547,157